SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2017 and 2016:

	Authorized		Outstanding
	December 31,		December 31,
	2017	2016	2017	2016

Shares of NIS 0.04 par value:

Ordinary shares	200,000,000	200,000,000	34,338,960	34,321,573

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

c.	Dividends:

The Company paid dividends in the amount of $20,025 in 2014, out of non-tax exempt profit under the Approved Enterprise or beneficiary enterprise. See also Note 16.

d.	Repurchase of shares:

On February 9, 2016 the Company’s Board of Directors approved a share repurchase plan authorizing the repurchase of up to $40,000 of the Company’s outstanding ordinary shares which was complete on August 3, 2016. Following the authorization the Company repurchased 1,103,096 ordinary shares at an average price of $35.74 per share (excluding broker and transaction fees). The Company recorded shares repurchased at cost as part of its equity statement.

e.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Ltd 2011 Incentive Compensation Plan (the “Plan”) pursuant to which non-employee directors, officers, employees and consultants may receive stock options and RSUs exercisable for ordinary shares, if certain conditions are met.

In December 2015, Company's Board of Directors approved an amendment to the Plan increasing the number of ordinary shares that may be granted under such plan by 900,000 shares (from the previously 2,375,000 ordinary shares registered during 2012).

As of December 31, 2017, there were 1,209,979 options and restricted stock units (RSUs) outstanding under the Plan and 988,215 shares available or reserved for future issuance under the plan.

As of December 31, 2017, there was $7,057 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees and directors under the Plan. That cost is expected to be recognized over a weighted-average period of 1.1 years.

The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2017:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	826,704	$37.26
Granted	549,000	30.49
Exercised	(22,000)	34.60
Forfeited	(225,000)	39.93
Outstanding - end of the year	1,128,704	$33.48	$179

Options exercisable at the end of the year	290,704	$37.38	$179
Vested and expected to vest	1,128,704	$33.48	$179

The weighted average fair value of options granted during 2017, 2016 and 2015 was $14.9, $13.2 and $12.3 per option. The intrinsic value of options exercised during 2017, 2016 and 2015 was $122, $1,761 and $6,465.

The intrinsic value of exercisable options (the difference between the Company’s closing share price on the last trading day in fiscal 2017 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2017. This amount changes based on the fair market value of the Company’s ordinary shares.

The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2017:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	55,500	$35.16
Granted	46,000	32.13
Exercised	(13,875)	35.16
Forfeited	(6,350)	34.6
Outstanding - end of the year	81,275	$33.50	$1,787
RSUs exercisable at the end of the year	-	$-	$-
Vested and expected to vest	81,275	$33.5	$1,787

The awards outstanding as of December 31, 2017 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$0.01 (RSUs)	81,275	5.61	$0.01	-	-	-
$9.85	2,704	1.22	$9.85	2,704	1.22	9.85
$14.69	20,000	1.85	$14.69	20,000	1.85	14.69
$28.65-29.00	91,000	6.61	$28.76	-	-	-
$30.65-36.71	815,000	5.59	$32.56	83,000	5.59	34.77
$41.37-42.96	200,000	2.43	$41.53	185,000	2.22	41.41
	1,209,979			290,704

Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2017	2016

Cost of revenues	$285	$452
Research and development expenses	162	183
Marketing and selling expenses	898	727
General and administrative expenses	3,999	2,144

Total	$5,344	$3,506